Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital
	December 31, 2024	December 31, 2024	December 31, 2023	December 31, 2023	December 31, 2022	December 31, 2022
	Par Value Per Share	Number of shares	Par Value Per Share	Number of shares	Par Value Per Share	Number of shares
	USD		USD		USD
Share capital
Authorized shares
Class A Ordinary Shares	0.00001	250,000,000	0.00001	250,000,000	0.00001	250,000,000
Class B Ordinary Shares	0.00001	100,000,000	0.00001	100,000,000	0.00001	100,000,000

Issued and outstanding shares
Class A Ordinary Shares	0.00001	-	0.00001	-	0.00001	-
Class B Ordinary Shares	0.00001	20,888,886	0.00001	100,000	0.00001	100,000